Share based Compensation - Hutchmed Share Option Scheme (Details) - shares		6 Months Ended
	Jun. 04, 2005	Jun. 30, 2022
Share option scheme expired in 2016
Share-based Compensation
Expiry period	10 years
Aggregate number of shares issuable		660,570
Hutchmed Share Option Scheme
Share-based Compensation
Aggregate number of shares issuable		48,811,458
Number of shares authorized but unissued		635,424,660
Hutchmed Share Option Scheme | Minimum
Share-based Compensation
Expiry period		8 years
Hutchmed Share Option Scheme | Maximum
Share-based Compensation
Expiry period		10 years
Hutchmed Share Option Scheme | Four-year awards
Share-based Compensation
Vesting period		4 years
Vesting percentage upon first anniversary		25.00%
Annual vesting percentage after the first anniversary		25.00%